REVISION OF PRIOR PERIOD FINANCIAL INFORMATION (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	May 04, 2023	Dec. 31, 2022
Current assets:
Total current assets		$ 41,594,601			$ 47,113,839
Noncurrent assets:
Total noncurrent assets		9,685,789			8,606,392
Current liabilities:
Total current liabilities		16,883,491			30,147,346
Noncurrent liabilities:
Total noncurrent liabilities		$ 351,856			12,174
Golden Star Acquisition Corporation [Member]
Current assets:
Total current assets	$ 129,500		$ 46,875				$ 318,075
Noncurrent assets:
Marketable securities held in Trust Account	27,831,371		72,039,823
Total noncurrent assets	27,831,371		72,039,823
Current liabilities:
Total current liabilities	2,565,647		543,102				316,175
Noncurrent liabilities:
Total noncurrent liabilities	$ 1,725,000		$ 1,725,000
As Filed [Member] | Golden Star Acquisition Corporation [Member]
Current assets:
Cash held in trust account						$ 70,337,518
Marketable securities held in Trust Account				$ 71,086,492	70,235,068
Total current assets				71,182,926	70,482,936	70,337,518
Noncurrent assets:
Cash held in trust account
Marketable securities held in Trust Account
Total noncurrent assets
Current liabilities:
Deferred underwriting commissions				1,725,000	1,725,000	1,725,000
Total current liabilities				2,083,948	1,834,937	2,028,810
Noncurrent liabilities:
Deferred underwriting commissions
Total noncurrent liabilities
Revised [Member] | Golden Star Acquisition Corporation [Member]
Current assets:
Cash held in trust account
Marketable securities held in Trust Account
Total current assets				96,434	247,868
Noncurrent assets:
Cash held in trust account						70,337,518
Marketable securities held in Trust Account				71,086,492	70,235,068
Total noncurrent assets				71,086,492	70,235,068	70,337,518
Current liabilities:
Deferred underwriting commissions
Total current liabilities				358,948	109,937	303,810
Noncurrent liabilities:
Deferred underwriting commissions				1,725,000	1,725,000	1,725,000
Total noncurrent liabilities				1,725,000	1,725,000	1,725,000
Revision of Prior Period, Adjustment [Member] | Golden Star Acquisition Corporation [Member]
Current assets:
Marketable securities held in Trust Account				(71,086,492)	(70,235,068)
Cash held in trust account						(70,337,518)
Total current assets				(71,086,492)	(70,235,068)	(70,337,518)
Noncurrent assets:
Cash held in trust account						70,337,518
Marketable securities held in Trust Account				71,086,492	70,235,068
Total noncurrent assets				71,086,492	70,235,068	70,337,518
Current liabilities:
Deferred underwriting commissions				(1,725,000)	(1,725,000)	(1,725,000)
Total current liabilities				(1,725,000)	(1,725,000)	(1,725,000)
Noncurrent liabilities:
Deferred underwriting commissions				1,725,000	1,725,000	1,725,000
Total noncurrent liabilities				$ 1,725,000	$ 1,725,000	$ 1,725,000